Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting - The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results may differ from those estimates.

Risk and Uncertainties
Risk and Uncertainties - The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Cash	Cash - The Plan maintains cash balances to settle investment transactions.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - The Plan's investments are stated at fair value. Quoted market prices are used to value investments. Shares of mutual funds, money market fund, and employer common stock are valued at quoted market prices which represent the net asset value of shares held by the Plan at year-end. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Participant Loans Receivable
Participant Loans Receivable - Loans receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid interest. Delinquent loans receivable from participants are recorded as a distribution based upon the terms of the Plan document.

Payment of Benefits	Payment of Benefits - Benefits are recorded when paid.
Plan Expenses
Plan Expenses - The Plan Document states that at the discretion of the Plan’s sponsor, any administrative expenses can be paid by either the Plan or the Plan’s sponsor. For the year ended December 31, 2025 administrative expenses totaling $13,180 were paid for by the Plan. The Plan sponsor pays a majority of administrative expenses relating to the Plan.